Quarterly Report
June 30, 2023
MFS®  Total Return Fund
MTR-Q3

Portfolio of Investments
6/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 60.0%
Aerospace & Defense – 1.9%
General Dynamics Corp.	129,212	$27,799,962
Honeywell International, Inc.	244,366	50,705,945
Howmet Aerospace, Inc.	465,124	23,051,545
L3Harris Technologies, Inc.	229,169	44,864,415
		$146,421,867
Alcoholic Beverages – 0.8%
Constellation Brands, Inc., “A”	155,687	$38,319,241
Diageo PLC	547,782	23,507,134
		$61,826,375
Automotive – 2.0%
Aptiv PLC (a)	576,238	$58,828,137
Lear Corp.	287,441	41,262,156
LKQ Corp.	881,424	51,360,576
		$151,450,869
Broadcasting – 0.8%
Omnicom Group, Inc.	567,835	$54,029,500
Warner Bros. Discovery, Inc. (a)	642,631	8,058,593
		$62,088,093
Brokerage & Asset Managers – 2.6%
Cboe Global Markets, Inc.	233,032	$32,160,746
Charles Schwab Corp.	2,180,767	123,605,874
CME Group, Inc.	139,797	25,902,986
Invesco Ltd.	996,701	16,754,544
		$198,424,150
Business Services – 2.5%
Accenture PLC, “A”	137,736	$42,502,575
Amdocs Ltd.	473,249	46,780,664
Cognizant Technology Solutions Corp., “A”	413,433	26,988,906
Fidelity National Information Services, Inc.	547,599	29,953,665
Fiserv, Inc. (a)	351,048	44,284,705
		$190,510,515
Cable TV – 1.8%
Comcast Corp., “A”	3,394,735	$141,051,239
Chemicals – 0.7%
PPG Industries, Inc.	377,542	$55,989,479
Computer Software – 3.3%
Dun & Bradstreet Holdings, Inc.	1,969,976	$22,792,622
Microsoft Corp.	582,003	198,195,302
Oracle Corp.	269,879	32,139,890
		$253,127,814
Computer Software - Systems – 0.2%
Seagate Technology Holdings PLC	284,710	$17,615,008

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 2.0%
Masco Corp.	1,443,549	$82,830,842
Stanley Black & Decker, Inc.	429,405	40,239,542
Vulcan Materials Co.	137,144	30,917,743
		$153,988,127
Consumer Products – 0.2%
Kenvue, Inc. (a)	578,379	$15,280,773
Consumer Services – 0.2%
Booking Holdings, Inc. (a)	6,380	$17,228,105
Electrical Equipment – 1.2%
Johnson Controls International PLC	1,393,738	$94,969,307
Electronics – 3.0%
Analog Devices, Inc.	72,464	$14,116,712
Applied Materials, Inc.	351,310	50,778,348
Intel Corp.	1,858,000	62,131,520
NXP Semiconductors N.V.	353,521	72,358,678
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	312,145	31,501,673
		$230,886,931
Energy - Independent – 2.8%
ConocoPhillips	864,964	$89,618,920
Hess Corp.	532,785	72,432,121
Pioneer Natural Resources Co.	247,928	51,365,723
		$213,416,764
Energy - Integrated – 0.5%
Suncor Energy, Inc.	1,293,752	$37,950,710
Food & Beverages – 0.8%
Archer Daniels Midland Co.	312,002	$23,574,871
Danone S.A.	353,559	21,659,013
J.M. Smucker Co.	109,490	16,168,389
		$61,402,273
General Merchandise – 0.1%
Dollar Tree, Inc. (a)	72,076	$10,342,906
Health Maintenance Organizations – 1.5%
Cigna Group	412,262	$115,680,717
Insurance – 3.3%
Aon PLC	273,200	$94,308,640
Chubb Ltd.	363,135	69,925,275
Travelers Cos., Inc.	182,480	31,689,477
Willis Towers Watson PLC	267,758	63,057,009
		$258,980,401
Internet – 1.1%
Alphabet, Inc., “A” (a)	714,579	$85,535,106
Leisure & Toys – 0.3%
Electronic Arts, Inc.	181,951	$23,599,045

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 3.4%
Eaton Corp. PLC	721,879	$145,169,867
Ingersoll Rand, Inc.	792,441	51,793,944
Regal Rexnord Corp.	408,316	62,839,832
		$259,803,643
Major Banks – 6.3%
Bank of America Corp.	3,276,315	$93,997,477
Goldman Sachs Group, Inc.	491,523	158,535,828
JPMorgan Chase & Co.	1,010,824	147,014,243
Morgan Stanley	696,704	59,498,522
PNC Financial Services Group, Inc.	244,086	30,742,632
		$489,788,702
Medical & Health Technology & Services – 1.5%
ICON PLC (a)	183,909	$46,014,032
McKesson Corp.	164,164	70,148,919
		$116,162,951
Medical Equipment – 2.0%
Becton, Dickinson and Co.	95,391	$25,184,178
Boston Scientific Corp. (a)	510,238	27,598,773
Danaher Corp.	85,784	20,588,160
Medtronic PLC	887,099	78,153,422
		$151,524,533
Metals & Mining – 0.2%
Glencore PLC	3,230,043	$18,234,077
Other Banks & Diversified Financials – 1.2%
Northern Trust Corp.	621,651	$46,089,205
Truist Financial Corp.	1,636,776	49,676,152
		$95,765,357
Pharmaceuticals – 4.2%
Bayer AG	887,860	$49,090,760
Johnson & Johnson	710,084	117,533,104
Merck & Co., Inc.	149,590	17,261,190
Organon & Co.	565,049	11,758,670
Pfizer, Inc.	1,639,120	60,122,922
Roche Holding AG	149,373	45,643,836
Vertex Pharmaceuticals, Inc. (a)	64,384	22,657,373
		$324,067,855
Railroad & Shipping – 0.9%
Union Pacific Corp.	353,366	$72,305,751
Restaurants – 0.2%
Wendy's Co.	840,551	$18,281,984
Specialty Chemicals – 1.2%
Axalta Coating Systems Ltd. (a)	1,550,480	$50,871,249
DuPont de Nemours, Inc.	613,687	43,841,799
		$94,713,048
Specialty Stores – 0.9%
Ross Stores, Inc.	105,076	$11,782,172
Walmart Stores, Inc.	357,187	56,142,653
		$67,924,825

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telecommunications - Wireless – 0.8%
T-Mobile US, Inc. (a)	427,594	$59,392,807
Tobacco – 1.0%
Philip Morris International, Inc.	766,592	$74,834,711
Utilities - Electric Power – 2.6%
Duke Energy Corp.	473,491	$42,491,082
Exelon Corp.	821,593	33,471,699
National Grid PLC	1,516,222	20,035,888
PG&E Corp. (a)	3,023,195	52,240,810
Southern Co.	811,963	57,040,401
		$205,279,880
Total Common Stocks		$4,645,846,698
Bonds – 38.0%
Aerospace & Defense – 0.1%
BAE Systems PLC, 3.4%, 4/15/2030 (n)	$3,048,000	$2,756,223
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	1,566,000	1,505,754
Raytheon Technologies Corp., 4.125%, 11/16/2028	4,900,000	4,719,362
		$8,981,339
Asset-Backed & Securitized – 5.3%
ACRES 2021-FL2 Issuer Ltd., “AS”, FLR, 6.908% (LIBOR - 1mo. + 1.75%), 1/15/2037 (n)	$6,082,500	$5,905,309
Allegro CLO Ltd., 2016-1A, “BR2”, FLR, 6.81% (LIBOR - 3mo. + 1.55%), 1/15/2030 (n)	7,806,564	7,656,256
Arbor Realty Trust, Inc., CLO, 2021-FL1, “AS”, FLR, 6.419% (LIBOR - 1mo. + 1.2%), 12/15/2035 (n)	6,771,500	6,543,829
Arbor Realty Trust, Inc., CLO, 2021-FL2, “B”, FLR, 6.793% (LIBOR - 1mo. + 1.6%), 5/15/2036 (n)	1,950,000	1,845,886
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 6.793% (LIBOR - 1mo. + 1.6%), 8/15/2034 (n)	5,818,000	5,471,689
Arbor Realty Trust, Inc., CLO, 2022-FL1, “B”, FLR, 7.166% (SOFR - 30 day + 2.1%), 1/15/2037 (n)	16,706,500	16,128,744
AREIT 2019-CRE3 Trust, “AS”, FLR, 6.516% (LIBOR - 1mo. + 1.3%), 9/14/2036 (n)	8,841,939	8,680,431
AREIT 2022-CRE6 Trust, “B”, FLR, 6.916% (SOFR - 30 day + 1.85%), 1/20/2037 (n)	10,151,500	9,630,769
Bayview Financial Revolving Mortgage Loan Trust, FLR, 6.777% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	1,008,797	1,340,014
Brazos Securitization LLC, 5.243%, 9/01/2040 (n)	5,403,000	5,394,020
BSPRT 2021-FL6 Issuer Ltd., “AS”, FLR, 6.493% (LIBOR - 1mo. + 1.3%), 3/15/2036 (n)	17,122,500	16,394,023
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 7.243% (LIBOR - 1mo. + 2.05%), 12/15/2038 (n)	2,794,000	2,724,329
BSPRT 2022-FL8 Issuer Ltd., “B”, FLR, 7.117% (SOFR - 30 day + 2.05%), 2/15/2037 (n)	5,979,000	5,770,081
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)	2,772,040	2,541,973
BXMT 2021-FL4 Ltd., “AS”, FLR, 6.561% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)	16,816,500	15,842,522
CHCP 2021-FL1 Ltd., “AS”, FLR, 6.516% (LIBOR - 1mo. + 1.3%) 2/15/2038 (n)	7,049,000	6,779,992
Columbia Cent CLO 28 Ltd., “A-2-R”, 7.023%, 11/07/2030 (n)	11,264,069	10,921,416
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	7,000,000	6,663,019
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	9,641,397	9,177,153
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	11,000,000	10,510,536
Credit Acceptance Auto Loan Trust, 2021-3A, “B”, 1.38%, 7/15/2030 (n)	3,623,000	3,406,856
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	5,534,308	5,265,970
Cutwater 2015-1A Ltd., “AR”, FLR, 6.48% (LIBOR - 3mo. + 1.22%), 1/15/2029 (n)	3,009,715	2,997,011
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 6.16% (LIBOR - 3mo. + 0.9%), 4/15/2029 (n)	7,147,260	7,085,029
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 6.28% (LIBOR - 3mo. + 1.02%), 4/15/2031 (n)	11,647,598	11,528,327
GLS Auto Select Receivables Trust, 2023-1A, “A2”, 6.27%, 8/16/2027 (n)	16,695,250	16,654,338
GMAC Mortgage Corp. Loan Trust, FGIC, 5.805%, 10/25/2036	192,494	190,405
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	10,734,280	10,169,818
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	13,361,337	12,597,753
LCCM 2021-FL2 Trust, “B”, FLR, 7.161% (LIBOR - 1mo. + 1.9%), 12/13/2038 (n)	8,231,500	8,034,388
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 6.943% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)	16,915,500	15,827,018
MF1 2020-FL4 Ltd., “A”, FLR, 6.961% (LIBOR - 1mo. + 1.7%), 11/15/2035 (n)	2,780,026	2,755,455
MF1 2021-FL5 Ltd., “AS”, FLR, 6.461% (LIBOR - 1mo. + 1.2%), 7/15/2036 (n)	17,497,000	16,978,616
MF1 2022-FL8 Ltd., “B”, FLR, 7.017% (SOFR - 30 day + 1.95%), 2/19/2037 (n)	7,392,231	7,067,803
MidOcean Credit CLO, 2013-2A, “BR”, FLR, 6.949% (LIBOR - 3mo. + 1.65%), 1/29/2030 (n)	12,682,806	12,553,733
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	4,195,516	3,837,117

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Neuberger Berman CLO Ltd., 2013-15A, “BR2”, FLR, 6.61% (LIBOR - 3mo. + 1.35%), 10/15/2029 (n)	$5,618,950	$5,485,253
Neuberger Berman CLO Ltd., 2015-20A, “ARR”, FLR, 6.42% (LIBOR - 3mo. + 1.16%), 7/15/2034 (n)	5,725,000	5,635,593
Oaktree CLO 2019-1A Ltd., “BR”, FLR, 7.023% (LIBOR - 3mo. + 1.75%), 4/22/2030 (n)	16,678,518	16,180,914
PFP III 2021-7 Ltd., “AS”, FLR, 6.343% (LIBOR - 1mo. + 1.15%), 4/14/2038 (n)	12,525,375	12,154,924
ReadyCap Commercial Mortgage Trust, 2021-FL5, “A”, FLR, 6.15% (LIBOR - 1mo. + 1%), 4/25/2038 (n)	5,321,285	5,203,653
ReadyCap Commercial Mortgage Trust, 2021-FL7, “B”, FLR, 6.95% (LIBOR - 1mo. + 1.8%), 11/25/2036 (n)	3,695,000	3,554,896
Residential Funding Mortgage Securities, Inc., FGIC, 4.223%, 12/25/2035	140,906	139,933
Santander Drive Auto Receivables Trust, 2022-6, “A2”, 4.37%, 5/15/2025	1,559,688	1,557,269
Starwood Commercial Mortgage, 2022-FL3, “AS”, FLR, 6.867% (SOFR - 30 day + 1.8%), 11/15/2038 (n)	17,154,000	16,402,879
Toyota Lease Owner Trust, 2023-A, “A2”, 5.3%, 8/20/2025 (n)	4,440,000	4,419,080
TPG Real Estate Finance, 2021-FL4, “A”, FLR, 6.358% (LIBOR - 1mo. + 1.2%), 3/15/2038 (n)	14,471,208	13,988,405
Verizon Owner Trust, 2020-A, “B”, 1.98%, 7/22/2024	607,901	606,824
Voya CLO 2012-4A Ltd., “A2R3”, FLR, 6.698% (LIBOR - 3mo. + 1.45%), 10/15/2030 (n)	6,439,259	6,208,927
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048	6,507,931	6,147,671
Westlake Automobile Receivables Trust, 2022-3A, “A2”, 5.24%, 7/15/2025 (n)	16,502,600	16,462,654
		$407,020,503
Automotive – 0.4%
Hyundai Capital America, 2.65%, 2/10/2025 (n)	$2,611,000	$2,474,422
Lear Corp., 4.25%, 5/15/2029	2,163,000	2,020,034
Magna International, Inc., 2.45%, 6/15/2030	6,114,000	5,176,577
Stellantis N.V., 2.691%, 9/15/2031 (n)	10,166,000	8,123,504
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	12,232,000	11,715,068
		$29,509,605
Broadcasting – 0.3%
Walt Disney Co., 3.5%, 5/13/2040	$16,235,000	$13,423,302
WarnerMedia Holdings, Inc., 5.05%, 3/15/2042	6,397,000	5,391,822
WarnerMedia Holdings, Inc., 5.141%, 3/15/2052	5,588,000	4,550,018
		$23,365,142
Brokerage & Asset Managers – 0.4%
Charles Schwab Corp., 5.853% to 5/19/2033, FLR (SOFR - 1 day + 2.5%) to 5/19/2034	$10,461,000	$10,616,721
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	6,958,000	5,801,302
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	8,558,000	7,393,830
Morgan Stanley Domestic Holdings, Inc., 4.5%, 6/20/2028	3,038,000	2,926,242
Raymond James Financial, Inc., 4.95%, 7/15/2046	5,992,000	5,403,940
		$32,142,035
Building – 0.1%
Martin Marietta Materials, Inc., 2.5%, 3/15/2030	$622,000	$525,536
Masco Corp., 2%, 2/15/2031	12,460,000	9,828,785
Vulcan Materials Co., 3.5%, 6/01/2030	1,246,000	1,125,677
		$11,479,998
Business Services – 0.7%
Equinix, Inc., 2.625%, 11/18/2024	$9,037,000	$8,630,133
Equinix, Inc., 1.8%, 7/15/2027	5,883,000	5,096,606
Equinix, Inc., 2.5%, 5/15/2031	7,470,000	6,082,038
Experian Finance PLC, 4.25%, 2/01/2029 (n)	4,011,000	3,800,006
Fiserv, Inc., 2.65%, 6/01/2030	2,445,000	2,083,641
Global Payments, Inc., 1.2%, 3/01/2026	6,442,000	5,724,846
Global Payments, Inc., 2.9%, 11/15/2031	8,226,000	6,691,959
RELX Capital, Inc., 3%, 5/22/2030	2,015,000	1,796,391
Verisk Analytics, Inc., 4.125%, 3/15/2029	5,997,000	5,724,555
Verisk Analytics, Inc., 5.75%, 4/01/2033	5,062,000	5,299,378
		$50,929,553

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Cable TV – 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$3,413,000	$3,326,599
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.5%, 6/01/2041	6,803,000	4,601,579
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	1,390,000	1,148,912
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.25%, 4/01/2053	5,724,000	4,623,175
Cox Communications, Inc., 1.8%, 10/01/2030 (n)	4,310,000	3,390,211
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	6,553,000	7,198,284
		$24,288,760
Chemicals – 0.1%
RPM International, Inc., 2.95%, 1/15/2032	$4,666,000	$3,691,129
Sherwin-Williams Co., 2.3%, 5/15/2030	4,950,000	4,156,447
		$7,847,576
Computer Software – 0.2%
Dell International LLC/EMC Corp., 4.9%, 10/01/2026	$4,603,000	$4,570,288
Oracle Corp., 4.9%, 2/06/2033	2,585,000	2,509,272
Roper Technologies, Inc., 4.2%, 9/15/2028	2,076,000	1,991,880
Roper Technologies, Inc., 2.95%, 9/15/2029	1,310,000	1,158,090
Roper Technologies, Inc., 2%, 6/30/2030	4,196,000	3,429,370
		$13,658,900
Conglomerates – 0.2%
Carrier Global Corp., 3.377%, 4/05/2040	$10,528,000	$8,082,091
Westinghouse Air Brake Technologies Corp., 4.4%, 3/15/2024	966,000	953,036
Westinghouse Air Brake Technologies Corp., 3.2%, 6/15/2025	2,623,000	2,489,598
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	6,723,000	6,475,753
		$18,000,478
Consumer Products – 0.2%
GSK Consumer Healthcare Capital US LLC, 3.375%, 3/24/2029	$6,157,000	$5,594,383
Kenvue, Inc., 4.9%, 3/22/2033 (n)	6,949,000	7,031,103
		$12,625,486
Consumer Services – 0.1%
Booking Holdings, Inc., 4.625%, 4/13/2030	$4,593,000	$4,475,244
Electrical Equipment – 0.1%
Arrow Electronics, Inc., 2.95%, 2/15/2032	$9,575,000	$7,901,786
Electronics – 0.2%
Broadcom, Inc., 4.15%, 11/15/2030	$1,641,000	$1,509,801
Broadcom, Inc., 4.3%, 11/15/2032	4,290,000	3,935,131
Broadcom, Inc., 3.469%, 4/15/2034 (n)	3,891,000	3,191,821
Broadcom, Inc., 3.187%, 11/15/2036 (n)	7,412,000	5,601,642
Broadcom, Inc., 4.926%, 5/15/2037 (n)	2,223,000	2,011,824
		$16,250,219
Energy - Integrated – 0.3%
BP Capital Markets America, Inc., 2.721%, 1/12/2032	$13,688,000	$11,621,862
Eni S.p.A., 4.75%, 9/12/2028 (n)	11,589,000	11,314,548
		$22,936,410
Financial Institutions – 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.875%, 1/16/2024	$1,093,000	$1,085,319
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/2026	13,587,000	12,135,239
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027	7,729,000	7,078,558
Air Lease Corp., 2.2%, 1/15/2027	4,561,000	4,044,435
Air Lease Corp., 2.875%, 1/15/2032	5,987,000	4,807,252
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	2,248,000	2,100,470

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	$7,097,000	$6,322,743
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	5,867,000	4,946,454
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	2,057,000	2,033,570
		$44,554,040
Food & Beverages – 0.4%
Anheuser-Busch InBev S.A., 8%, 11/15/2039	$9,558,000	$12,057,899
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	2,398,000	2,220,251
Constellation Brands, Inc., 3.5%, 5/09/2027	5,197,000	4,917,281
Diageo Capital PLC, 2.375%, 10/24/2029	8,369,000	7,253,664
Keurig Dr Pepper, Inc., 3.2%, 5/01/2030	986,000	884,119
		$27,333,214
Gaming & Lodging – 0.3%
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	$5,014,000	$4,774,098
Las Vegas Sands Corp., 3.9%, 8/08/2029	2,476,000	2,209,238
Marriott International, Inc., 4%, 4/15/2028	5,286,000	4,985,052
Marriott International, Inc., 4.625%, 6/15/2030	6,716,000	6,430,443
Marriott International, Inc., 2.85%, 4/15/2031	23,000	19,338
Marriott International, Inc., 2.75%, 10/15/2033	5,250,000	4,172,410
		$22,590,579
Insurance – 0.4%
AIA Group Ltd., 3.375%, 4/07/2030 (n)	$7,948,000	$7,265,713
Corebridge Financial, Inc., 3.9%, 4/05/2032	11,118,000	9,660,398
Metropolitan Life Global Funding I, 3.3%, 3/21/2029 (n)	15,225,000	13,730,828
		$30,656,939
Insurance - Health – 0.2%
Humana, Inc., 3.7%, 3/23/2029	$6,169,000	$5,650,033
Humana, Inc., 5.875%, 3/01/2033	5,855,000	6,084,531
		$11,734,564
Insurance - Property & Casualty – 0.4%
Aon Corp., 4.5%, 12/15/2028	$6,955,000	$6,691,804
Aon Corp., 3.75%, 5/02/2029	6,488,000	6,005,657
Aon Corp./Aon Global Holdings PLC, 2.6%, 12/02/2031	1,057,000	870,463
Brown & Brown, Inc., 4.2%, 3/17/2032	7,012,000	6,296,963
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	10,369,000	10,016,260
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	3,061,000	2,238,627
		$32,119,774
International Market Quasi-Sovereign – 0.0%
Electricite de France S.A., 6.9%, 5/23/2053 (n)	$2,221,000	$2,301,454
Machinery & Tools – 0.2%
Ashtead Capital, Inc., 5.5%, 8/11/2032 (n)	$10,029,000	$9,696,675
CNH Industrial Capital LLC, 4.2%, 1/15/2024	5,288,000	5,235,397
CNH Industrial Capital LLC, 1.875%, 1/15/2026	1,459,000	1,332,291
		$16,264,363
Major Banks – 2.6%
Bank of America Corp., 3.366% to 1/23/2025, FLR (LIBOR - 3mo. + 0.81%) to 1/23/2026	$4,937,000	$4,730,200
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR + 1.21%) to 10/20/2032	11,722,000	9,547,574
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	3,616,000	2,845,684
Barclays PLC, 7.437% to 11/02/2032, FLR (CMT - 1yr. + 3.5%) to 11/02/2033	6,939,000	7,507,234
Capital One Financial Corp., 3.75%, 3/09/2027	5,440,000	5,066,993
Capital One Financial Corp., 3.273% to 3/01/2029, FLR (SOFR - 1 day + 1.79%) to 3/01/2030	12,356,000	10,491,217
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	2,877,000	2,472,313

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	$7,588,000	$7,598,817
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	10,872,000	9,259,437
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR - 1 day + 1.248%) to 7/21/2032	9,008,000	7,215,399
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	3,072,000	2,297,584
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2170	1,215,000	1,027,539
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR (LIBOR - 3mo. + 1.337%) to 2/01/2028	12,711,000	12,091,200
JPMorgan Chase & Co., 2.739% to 10/15/2029, FLR (SOFR - 1 day + 1.51%) to 10/15/2030	2,910,000	2,506,741
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	1,546,000	1,325,618
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	15,046,000	12,327,553
JPMorgan Chase & Co., 2.963% to 1/25/2032, FLR (SOFR - 1 day + 1.26%) to 1/25/2033	5,837,000	4,917,165
JPMorgan Chase & Co., 3.109% to 4/22/2040, FLR (SOFR - 1 day + 2.46%) to 4/22/2041	7,872,000	5,974,337
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR (LIBOR - 3mo. + 1.22%) to 1/23/2049	2,847,000	2,301,308
Mitsubishi UFJ Financial Group, Inc., 2.852% to 1/19/2032, FLR (CMT - 1yr. + 1.1%) to 1/19/2033	9,207,000	7,587,973
Morgan Stanley, 3.875%, 4/29/2024	2,290,000	2,256,446
Morgan Stanley, 4%, 7/23/2025	2,685,000	2,606,820
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	19,340,000	16,448,544
Morgan Stanley, 2.943% to 1/21/2032, FLR (SOFR - 1 day + 1.29%) to 1/21/2033	10,273,000	8,539,201
Royal Bank of Canada, 1.15%, 6/10/2025	8,937,000	8,249,773
State Street Corp., 2.901% to 3/30/2025, FLR (SOFR + 2.6%) to 3/30/2026	1,121,000	1,069,030
Sumitomo Mitsui Financial Group, Inc., 2.472%, 1/14/2029	17,106,000	14,586,593
UBS Group AG, 2.095% to 2/11/2031, FLR (CMT - 1yr. + 1.0%) to 2/11/2032 (n)	20,862,000	15,800,406
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	17,236,000	14,751,493
		$203,400,192
Medical & Health Technology & Services – 0.5%
Adventist Health System/West, 5.43%, 3/01/2032	$8,829,000	$8,752,620
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	944,000	804,607
Becton, Dickinson and Co., 4.669%, 6/06/2047	5,389,000	4,951,909
Cigna Corp., 3.2%, 3/15/2040	1,517,000	1,166,161
HCA, Inc., 4.125%, 6/15/2029	5,801,000	5,368,180
HCA, Inc., 5.125%, 6/15/2039	5,707,000	5,294,280
HCA, Inc., 4.375%, 3/15/2042 (n)	4,148,000	3,426,666
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	3,373,000	2,921,331
Northwell Healthcare, Inc., 3.979%, 11/01/2046	490,000	382,935
Northwell Healthcare, Inc., 4.26%, 11/01/2047	3,797,000	3,116,108
		$36,184,797
Medical Equipment – 0.1%
Boston Scientific Corp., 2.65%, 6/01/2030	$5,104,000	$4,446,963
Metals & Mining – 0.3%
Anglo American Capital PLC, 3.875%, 3/16/2029 (n)	$1,639,000	$1,489,442
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)	4,259,000	4,239,523
Anglo American Capital PLC, 2.625%, 9/10/2030 (n)	14,840,000	12,241,246
Glencore Funding LLC, 2.5%, 9/01/2030 (n)	5,444,000	4,457,694
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	2,292,000	1,891,903
		$24,319,808
Midstream – 0.6%
Cheniere Corpus Christi Holdings LLC, 3.7%, 11/15/2029	$5,846,000	$5,293,051
Enbridge, Inc., 2.5%, 1/15/2025	3,055,000	2,905,309
Energy Transfer LP, 5.75%, 2/15/2033	7,608,000	7,657,802
Kinder Morgan Energy Partners LP, 4.15%, 2/01/2024	4,439,000	4,395,493
ONEOK, Inc., 4.95%, 7/13/2047	7,267,000	5,988,384
Plains All American Pipeline LP, 3.8%, 9/15/2030	6,093,000	5,406,240
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	1,665,000	1,582,686
Spectra Energy Partners LP, 3.375%, 10/15/2026	2,677,000	2,513,316
Targa Resources Corp., 4.2%, 2/01/2033	2,470,000	2,186,291

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Targa Resources Corp., 6.125%, 3/15/2033	$7,772,000	$7,941,351
		$45,869,923
Mortgage-Backed – 12.9%
Fannie Mae, 5.25%, 8/01/2024	$852,697	$843,918
Fannie Mae, 5%, 3/25/2025 - 3/01/2042	4,190,502	4,209,708
Fannie Mae, 4.54%, 7/01/2026	869,379	860,404
Fannie Mae, 3.95%, 1/01/2027	839,108	817,025
Fannie Mae, 3%, 11/01/2028 - 9/01/2046	8,146,492	7,562,010
Fannie Mae, 6.5%, 6/01/2031 - 7/01/2037	1,257,261	1,291,907
Fannie Mae, 2.5%, 11/01/2031	153,232	141,744
Fannie Mae, 5.5%, 2/01/2033 - 4/01/2040	6,007,145	6,075,469
Fannie Mae, 3%, 2/25/2033 (i)	752,303	65,085
Fannie Mae, 4.5%, 8/01/2033 - 6/01/2044	10,865,546	10,710,311
Fannie Mae, 6%, 1/01/2034 - 7/01/2037	3,525,389	3,591,067
Fannie Mae, 3.5%, 4/01/2038 - 7/01/2046	29,126,808	27,166,483
Fannie Mae, 3.25%, 5/25/2040	228,312	209,319
Fannie Mae, 4%, 9/01/2040 - 6/01/2047	24,080,691	23,127,206
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	611,183	552,286
Fannie Mae, 4%, 7/25/2046 (i)	779,856	144,784
Fannie Mae, UMBS, 2.5%, 11/01/2036 - 8/01/2052	135,492,254	115,834,374
Fannie Mae, UMBS, 2%, 3/01/2037 - 3/01/2052	109,140,963	91,789,945
Fannie Mae, UMBS, 5%, 10/01/2037 - 5/01/2053	8,800,559	8,636,898
Fannie Mae, UMBS, 3%, 12/01/2037 - 2/01/2053	63,802,369	56,407,190
Fannie Mae, UMBS, 4.5%, 5/01/2038 - 3/01/2053	5,955,121	5,755,120
Fannie Mae, UMBS, 1.5%, 2/01/2042 - 9/01/2051	12,034,076	9,325,044
Fannie Mae, UMBS, 3.5%, 5/01/2052 - 7/01/2053	7,300,096	6,653,747
Fannie Mae, UMBS, 4%, 11/01/2052	6,434,181	6,038,919
Fannie Mae, UMBS, 5.5%, 12/01/2052	506,609	505,657
Fannie Mae, UMBS, 6%, 1/01/2053 - 2/01/2053	2,339,355	2,417,649
Freddie Mac, 3.06%, 7/25/2023	59,316	59,099
Freddie Mac, 3.458%, 8/25/2023	1,263,641	1,258,541
Freddie Mac, 1.041%, 4/25/2024 (i)	7,412,065	35,942
Freddie Mac, 0.636%, 7/25/2024 (i)	40,823,000	229,299
Freddie Mac, 0.726%, 7/25/2024 (i)	11,417,865	47,628
Freddie Mac, 4.5%, 8/01/2024 - 5/01/2042	1,654,623	1,635,137
Freddie Mac, 0.436%, 8/25/2024 (i)	44,106,000	230,057
Freddie Mac, 0.504%, 8/25/2024 (i)	71,556,286	287,971
Freddie Mac, 3.064%, 8/25/2024	2,217,139	2,158,302
Freddie Mac, 0.465%, 10/25/2024 (i)	52,006,891	165,538
Freddie Mac, 3.171%, 10/25/2024	3,005,000	2,916,991
Freddie Mac, 0.399%, 11/25/2024 (i)	44,690,000	168,794
Freddie Mac, 2.67%, 12/25/2024	3,687,000	3,547,393
Freddie Mac, 3.5%, 12/01/2025 - 10/25/2058	15,648,628	14,580,472
Freddie Mac, 0.777%, 6/25/2027 (i)	39,273,000	937,953
Freddie Mac, 0.884%, 6/25/2027 (i)	12,416,526	299,903
Freddie Mac, 0.706%, 7/25/2027 (i)	33,200,590	642,461
Freddie Mac, 0.458%, 8/25/2027 (i)	27,934,000	379,252
Freddie Mac, 0.553%, 8/25/2027 (i)	17,410,837	260,987
Freddie Mac, 0.406%, 9/25/2027 (i)	30,183,000	353,192
Freddie Mac, 0.324%, 11/25/2027 (i)	47,333,000	423,682
Freddie Mac, 0.414%, 11/25/2027 (i)	33,329,800	354,956
Freddie Mac, 0.456%, 11/25/2027 (i)	29,540,961	365,924
Freddie Mac, 0.375%, 12/25/2027 (i)	29,308,000	317,318
Freddie Mac, 0.415%, 12/25/2027 (i)	32,765,000	413,828
Freddie Mac, 0.492%, 12/25/2027 (i)	50,804,197	727,028
Freddie Mac, 1.219%, 7/25/2029 (i)	853,758	45,602
Freddie Mac, 1.267%, 8/25/2029 (i)	13,320,358	749,553
Freddie Mac, 1.916%, 4/25/2030 (i)	2,500,000	253,497

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 1.985%, 4/25/2030 (i)	$7,819,828	$801,751
Freddie Mac, 1.768%, 5/25/2030 (i)	4,048,749	381,925
Freddie Mac, 1.906%, 5/25/2030 (i)	8,995,049	912,744
Freddie Mac, 1.436%, 6/25/2030 (i)	3,687,431	285,712
Freddie Mac, 1.703%, 8/25/2030 (i)	3,331,192	309,878
Freddie Mac, 1.262%, 9/25/2030 (i)	2,196,896	152,399
Freddie Mac, 1.171%, 11/25/2030 (i)	4,320,889	281,601
Freddie Mac, 0.42%, 1/25/2031 (i)	17,089,695	324,397
Freddie Mac, 0.872%, 1/25/2031 (i)	6,541,106	318,424
Freddie Mac, 1.026%, 1/25/2031 (i)	4,767,487	275,550
Freddie Mac, 0.611%, 3/25/2031 (i)	13,844,274	431,023
Freddie Mac, 0.828%, 3/25/2031 (i)	5,934,811	279,284
Freddie Mac, 1.325%, 5/25/2031 (i)	2,518,959	194,779
Freddie Mac, 1.039%, 7/25/2031 (i)	4,010,843	246,827
Freddie Mac, 0.608%, 8/25/2031 (i)	5,125,769	170,841
Freddie Mac, 0.632%, 9/25/2031 (i)	16,898,337	570,324
Freddie Mac, 0.955%, 9/25/2031 (i)	5,075,984	284,125
Freddie Mac, 0.441%, 11/25/2031 (i)	25,136,487	613,753
Freddie Mac, 0.597%, 12/25/2031 (i)	23,600,379	794,580
Freddie Mac, 0.665%, 12/25/2031 (i)	40,016,231	1,530,185
Freddie Mac, 0.433%, 11/25/2032 (i)	24,320,955	480,327
Freddie Mac, 3%, 2/15/2033 (i)	877,110	50,589
Freddie Mac, 6%, 3/01/2033 - 6/01/2037	1,382,201	1,421,574
Freddie Mac, 5%, 9/01/2033 - 7/01/2041	2,177,596	2,187,492
Freddie Mac, 5.5%, 12/01/2033 - 10/01/2035	1,309,412	1,329,033
Freddie Mac, 6.5%, 5/01/2034 - 7/01/2037	536,870	549,976
Freddie Mac, 5.5%, 2/15/2036 (i)	145,586	22,862
Freddie Mac, 4%, 8/01/2037 - 4/01/2044	5,083,159	4,889,360
Freddie Mac, 3%, 1/01/2038 - 2/25/2059	22,634,149	20,411,855
Freddie Mac, 4.5%, 12/15/2040 (i)	102,028	8,514
Freddie Mac, 4%, 8/15/2044 (i)	154,038	16,682
Freddie Mac, 3.25%, 11/25/2061	2,025,823	1,765,214
Freddie Mac, UMBS, 5%, 7/01/2035 - 7/01/2053	12,661,422	12,444,082
Freddie Mac, UMBS, 6%, 1/01/2036 - 1/01/2053	11,831,978	11,938,042
Freddie Mac, UMBS, 2.5%, 3/01/2037 - 5/01/2052	48,744,188	42,110,495
Freddie Mac, UMBS, 2%, 5/01/2037 - 5/01/2052	114,908,053	95,354,289
Freddie Mac, UMBS, 3%, 12/01/2037 - 7/01/2052	15,157,254	13,475,122
Freddie Mac, UMBS, 4.5%, 5/01/2038 - 1/01/2053	16,742,325	16,145,004
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 4/01/2053	20,028,937	18,312,842
Freddie Mac, UMBS, 4%, 8/01/2047 - 10/01/2052	20,409,718	19,227,086
Freddie Mac, UMBS, 1.5%, 3/01/2051 - 10/01/2051	1,701,258	1,319,910
Freddie Mac, UMBS, 5.5%, 12/01/2052 - 4/01/2053	27,028,592	26,929,638
Ginnie Mae, 6%, 9/15/2032 - 1/15/2038	1,245,709	1,290,190
Ginnie Mae, 5.5%, 12/15/2032 - 4/20/2053	20,245,375	20,176,342
Ginnie Mae, 4.5%, 7/15/2033 - 12/20/2052	40,381,573	39,024,426
Ginnie Mae, 5%, 7/20/2033 - 5/20/2053	35,266,643	34,679,112
Ginnie Mae, 4%, 1/20/2041 - 10/20/2052	16,298,103	15,485,394
Ginnie Mae, 3.5%, 12/15/2041 - 11/20/2052	29,920,659	27,740,892
Ginnie Mae, 3%, 4/20/2045 - 10/20/2052	37,454,634	33,677,319
Ginnie Mae, 2.5%, 8/20/2051 - 4/20/2052	51,729,243	44,809,897
Ginnie Mae, 2%, 1/20/2052 - 3/20/2052	24,507,065	20,596,752
Ginnie Mae, 0.588%, 2/16/2059 (i)	6,804,719	224,042
Ginnie Mae, TBA, 5%, 7/20/2053	1,650,000	1,621,383
Ginnie Mae, TBA, 5.5%, 7/20/2053	6,050,000	6,021,641
Ginnie Mae, TBA, 6%, 8/21/2053 - 9/21/2053	4,700,000	4,728,070
UMBS, TBA, 2%, 7/18/2038 - 7/13/2053	8,400,000	6,943,239
UMBS, TBA, 4.5%, 7/18/2038	3,075,000	3,014,941
UMBS, TBA, 5%, 7/18/2038 - 7/13/2053	8,375,000	8,250,922

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
UMBS, TBA, 3%, 7/13/2053	$5,175,000	$4,554,202
		$996,968,423
Municipals – 0.4%
New Jersey Economic Development Authority State Pension Funding Rev., Taxable, “A”, NPFG, 7.425%, 2/15/2029	$8,500,000	$9,129,669
New Jersey Turnpike Authority Rev., Taxable (Build America Bonds), “F”, 7.414%, 1/01/2040	5,815,000	7,283,574
Rhode Island Student Loan Authority Education Loan Rev., Taxable, 6.081%, 12/01/2042	9,975,000	9,980,658
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	4,514,000	3,762,449
		$30,156,350
Natural Gas - Distribution – 0.1%
NiSource, Inc., 2.95%, 9/01/2029	$3,979,000	$3,484,134
NiSource, Inc., 5.65%, 2/01/2045	1,946,000	1,944,239
		$5,428,373
Natural Gas - Pipeline – 0.1%
APA Infrastructure Ltd., 4.2%, 3/23/2025 (n)	$8,334,000	$8,078,296
APA Infrastructure Ltd., 4.25%, 7/15/2027 (n)	777,000	740,187
		$8,818,483
Network & Telecom – 0.3%
AT&T, Inc., 2.75%, 6/01/2031	$6,826,000	$5,759,502
AT&T, Inc., 3.65%, 9/15/2059	5,210,000	3,627,301
Verizon Communications, Inc., 3.15%, 3/22/2030	3,413,000	3,032,753
Verizon Communications, Inc., 2.55%, 3/21/2031	4,203,000	3,509,223
Verizon Communications, Inc., 4.272%, 1/15/2036	4,812,000	4,338,679
Verizon Communications, Inc., 4.812%, 3/15/2039	6,030,000	5,641,637
		$25,909,095
Oils – 0.2%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$2,845,000	$2,379,427
Phillips 66 Co., 2.15%, 12/15/2030	9,976,000	8,140,300
Valero Energy Corp., 6.625%, 6/15/2037	6,797,000	7,293,070
		$17,812,797
Other Banks & Diversified Financials – 0.3%
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	$19,423,000	$17,320,130
Northern Trust Corp., 6.125%, 11/02/2032	9,142,000	9,477,905
		$26,798,035
Pollution Control – 0.0%
Republic Services, Inc., 1.45%, 2/15/2031	$2,765,000	$2,169,974
Real Estate - Office – 0.0%
Boston Properties LP, REIT, 2.55%, 4/01/2032	$4,222,000	$3,181,634
Real Estate - Retail – 0.1%
Brixmor Operating Partnership LP, REIT, 4.125%, 5/15/2029	$567,000	$505,761
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030	5,371,000	4,841,238
Realty Income Corp., REIT, 3.25%, 1/15/2031	1,594,000	1,393,220
		$6,740,219
Retailers – 0.1%
Alimentation Couche-Tard, Inc., 3.439%, 5/13/2041 (n)	$6,827,000	$4,919,109
Best Buy Co., Inc., 4.45%, 10/01/2028	5,549,000	5,372,316
		$10,291,425
Specialty Stores – 0.1%
Genuine Parts Co., 2.75%, 2/01/2032	$9,067,000	$7,440,027

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – 0.5%
Crown Castle, Inc., REIT, 1.35%, 7/15/2025	$2,267,000	$2,072,588
Crown Castle, Inc., REIT, 3.65%, 9/01/2027	7,941,000	7,422,163
Rogers Communications, Inc., 3.8%, 3/15/2032 (n)	17,162,000	15,001,678
T-Mobile USA, Inc., 2.05%, 2/15/2028	6,192,000	5,368,995
T-Mobile USA, Inc., 4.5%, 4/15/2050	7,223,000	6,197,666
Vodafone Group PLC, 5.625%, 2/10/2053	2,616,000	2,564,536
		$38,627,626
Tobacco – 0.4%
B.A.T. International Finance PLC, 4.448%, 3/16/2028	$13,867,000	$13,089,190
Philip Morris International, Inc., 5.125%, 11/17/2027	3,015,000	3,024,227
Philip Morris International, Inc., 5.625%, 11/17/2029	1,299,000	1,323,594
Philip Morris International, Inc., 5.125%, 2/15/2030	4,902,000	4,846,817
Philip Morris International, Inc., 5.75%, 11/17/2032	5,756,000	5,894,576
		$28,178,404
Transportation - Services – 0.1%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$5,241,000	$5,989,183
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 4.35%, 7/01/2023	$6,565	$6,565
Small Business Administration, 4.77%, 4/01/2024	35,599	35,099
Small Business Administration, 5.18%, 5/01/2024	45,342	44,790
Small Business Administration, 5.52%, 6/01/2024	18,749	18,656
Small Business Administration, 4.99%, 9/01/2024	65,088	63,926
Small Business Administration, 4.95%, 3/01/2025	84,615	84,047
		$253,083
U.S. Treasury Obligations – 5.8%
U.S. Treasury Bonds, 3.5%, 2/15/2039	$5,140,000	$4,923,959
U.S. Treasury Bonds, 1.75%, 8/15/2041	28,989,000	20,365,905
U.S. Treasury Bonds, 2.375%, 2/15/2042	9,700,000	7,551,981
U.S. Treasury Bonds, 4%, 11/15/2042	6,650,000	6,607,399
U.S. Treasury Bonds, 2.875%, 5/15/2043	36,361,000	30,413,988
U.S. Treasury Bonds, 3%, 11/15/2045	215,000	181,314
U.S. Treasury Bonds, 2.875%, 11/15/2046	14,148,000	11,660,494
U.S. Treasury Bonds, 2.375%, 11/15/2049	151,800,000	113,345,977
U.S. Treasury Bonds, 1.875%, 11/15/2051	9,015,000	5,950,604
U.S. Treasury Bonds, 2.25%, 2/15/2052	34,658,400	25,046,109
U.S. Treasury Notes, 1.375%, 1/31/2025 (f)	52,400,000	49,417,703
U.S. Treasury Notes, 0.375%, 11/30/2025	178,200,000	160,853,344
U.S. Treasury Notes, 2.75%, 4/30/2027	15,067,600	14,233,585
		$450,552,362
Utilities - Electric Power – 1.0%
American Electric Power Co., Inc., 5.95%, 11/01/2032	$4,413,000	$4,601,072
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	1,738,000	1,437,207
Duke Energy Carolinas LLC, 4.95%, 1/15/2033	13,849,000	13,746,417
Duke Energy Corp., 2.65%, 9/01/2026	1,236,000	1,142,344
Duke Energy Corp., 4.5%, 8/15/2032	10,428,000	9,831,381
Duke Energy Progress LLC, 3.45%, 3/15/2029	5,584,000	5,119,660
Enel Finance International N.V., 6.8%, 10/14/2025 (n)	2,896,000	2,949,939
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	2,194,000	1,866,270
Evergy, Inc., 2.9%, 9/15/2029	5,207,000	4,543,571
Exelon Corp., 4.05%, 4/15/2030	5,246,000	4,902,264
FirstEnergy Corp., 3.4%, 3/01/2050	3,479,000	2,397,588
Georgia Power Co., 3.7%, 1/30/2050	482,000	368,511
Jersey Central Power & Light Co., 4.3%, 1/15/2026 (n)	4,141,000	4,005,323
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	2,958,000	2,439,809

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Oncor Electric Delivery Co. LLC, 5.75%, 3/15/2029	$3,548,000	$3,682,590
Pacific Gas & Electric Co., 2.1%, 8/01/2027	1,561,000	1,333,381
Pacific Gas & Electric Co., 3%, 6/15/2028	4,502,000	3,880,359
Pacific Gas & Electric Co., 2.5%, 2/01/2031	6,796,000	5,320,478
Pacific Gas & Electric Co., 3.3%, 8/01/2040	3,004,000	2,023,833
Xcel Energy, Inc., 3.4%, 6/01/2030	3,122,000	2,780,055
		$78,372,052
Utilities - Gas – 0.0%
East Ohio Gas Co., 2%, 6/15/2030 (n)	$3,679,000	$2,963,900
Total Bonds		$2,939,841,089
Preferred Stocks – 0.8%
Computer Software - Systems – 0.3%
Samsung Electronics Co. Ltd.	436,885	$19,827,987
Consumer Products – 0.5%
Henkel AG & Co. KGaA	534,181	$42,703,130
Total Preferred Stocks		$62,531,117
Investment Companies (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 5.04% (v)	92,455,733	$92,474,224

Other Assets, Less Liabilities – (0.0)%		(3,026,966)
Net Assets – 100.0%		$7,737,666,162
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $92,474,224 and $7,648,218,904, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $571,660,289, representing 7.4% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FGIC	Financial Guaranty Insurance Co.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 6/30/23
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Ultra Bond	Long	USD	515	$70,152,656	September – 2023	$814,838
U.S. Treasury Ultra Note 10 yr	Short	USD	863	102,211,562	September – 2023	1,234,948
						$2,049,786
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	153	$31,111,594	September – 2023	$(329,819)
U.S. Treasury Note 5 yr	Long	USD	2,040	218,471,250	September – 2023	(4,099,861)
						$(4,429,680)
At June 30, 2023, the fund had liquid securities with an aggregate value of $4,853,141 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of June 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$4,398,223,607	$—	$—	$4,398,223,607
Germany	91,793,890	—	—	91,793,890
United Kingdom	61,777,099	—	—	61,777,099
Switzerland	45,643,836	—	—	45,643,836
Canada	37,950,710	—	—	37,950,710
Taiwan	31,501,673	—	—	31,501,673
France	21,659,013	—	—	21,659,013
South Korea	—	19,827,987	—	19,827,987
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	450,805,445	—	450,805,445
Non - U.S. Sovereign Debt	—	2,301,454	—	2,301,454
Municipal Bonds	—	30,156,350	—	30,156,350
U.S. Corporate Bonds	—	771,084,317	—	771,084,317
Residential Mortgage-Backed Securities	—	997,298,761	—	997,298,761
Commercial Mortgage-Backed Securities	—	126,504,701	—	126,504,701
Asset-Backed Securities (including CDOs)	—	280,185,464	—	280,185,464
Foreign Bonds	—	281,504,597	—	281,504,597
Mutual Funds	92,474,224	—	—	92,474,224
Total	$4,781,024,052	$2,959,669,076	$—	$7,740,693,128
Other Financial Instruments
Futures Contracts – Assets	$2,049,786	$—	$—	$2,049,786
Futures Contracts – Liabilities	(4,429,680)	—	—	(4,429,680)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$177,296,073	$873,560,184	$958,378,001	$(1,667)	$(2,365)	$92,474,224
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$4,233,178	$—